Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring
17. Restructuring
On September 15, 2011, we announced plans to implement a cost restructuring plan to foster growth, enhance profitability and cash flow, and build stockholder value. We have implemented numerous initiatives to reduce spending, including streamlining select aspects of our international selling and distribution operations, reducing the size of our product portfolio, adjusting plant operations to align with our volume and mix expectations and rationalizing our research and development projects. In total, we reduced our workforce by approximately 80 employees, or 6%.
Management estimates that the pre-tax restructuring charges will total approximately $18 million to $25 million. We expect the remaining charges to be recorded during the first half of 2012.
These charges consist of the following estimates:

•	$6 million to $7 million of severance and other termination benefits;

•	$6 million to $8 million of contract terminations;

•	$3 million of non-cash asset impairment charges;

•	$2.5 million to $4 million of excess and obsolete inventory;

•	$0.5 million to $3 million of other cash and non-cash charges.
Charges associated with the restructuring recognized during 2011, are presented in the following table. All of the following amounts were recognized within “Restructuring charges” in our consolidated statement of operations, with the exception of the excess and obsolete inventory charges, which were recognized within "Cost of sales - restructuring".

(in thousands)	Year Ended
December 31, 2011
Severance and other termination benefits	$5,416
Contract terminations	5,977
Non-cash asset impairment charges	2,453
Excess and obsolete charges	2,471
Legal and professional fees	303
Other	256
Total restructuring charges	$16,876

Activity in the Cost Improvement restructuring liability for the year ended December 31, 2011, is presented in the following table (in thousands):

Beginning balance	$—
Charges:
Severance and other termination benefits	5,416
Contract terminations	5,977
Legal and professional fees	303
Other	256
Total Charges	11,952

Payments:
Severance and other termination benefits	(3,899)
Contract terminations	(5,729)
Legal and professional fees	(162)
Other	(78)
Total Payments	(9,868)

Changes in foreign currency translation	(136)
Cost Improvement restructuring liability at December 31, 2011	$1,948